NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 7.   NOTES PAYABLE

The founders of AVT advanced $3,205 on July, 24, 2007 (inception) which remained outstanding as of December 31, 2013 and 2012 and is included in notes payable – related parties on the consolidated balance sheets. The advance is non-interest bearing and the Company has agreed to repay the advance with common stock at $0.20 per share at a future date to be determined.

Through February 5, 2010, Prostagenics received various services from three consultants (two of whom are stockholders of the Company) in connection with the continued research and development of cancer treatments supported by the patents identified in the Prostagenics Agreement.  Through February 5, 2010, Prostagenics had unpaid consulting fees accrued to these consultants in the amount of $284,500.  As disclosed in Note 4, in connection with the Prostagenics Agreement, AVT reimbursed Prostagenics $284,500 through the assumption of such liabilities.  The Company has included the $284,500 as research and development expense on the consolidated statements of operations for the period from July 24, 2007 (inception) to December 31, 2013.

Of the aggregate amount of liabilities assumed, $125,000 and $62,500 are payable to Dr. Raj Tiwari (“Tiwari”) and Dr. Debabrata Banerjee (“Banerjee”), respectively, both of whom are original founders and current stockholders of the Company.

The remaining $97,000 is payable to the estate of Daniel Miller, an unrelated party.  The Company has not reached a repayment agreement with the estate of Daniel Miller. All of the notes are due on demand and are non-interest bearing in nature.  The Company has verbally agreed with both Tiwari and Banerjee to repay the outstanding notes payable immediately once the Company completes a financing of $2.5 million dollars.

The Company’s founder and current Chief Executive Officer, Dr. Abraham Mittelman, advanced the Company $11,000 in February 2011. The advance is non-interest bearing and the Company has agreed to repay the advance with common stock at $0.20 per share at a future date to be determined.  As of December 31, 2013 and 2012, the advance is included in notes payable – related parties on the consolidated balance sheets.